Summary of Significant Accounting Policies (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2019 CLP ($) Segements	Dec. 31, 2018 Segements
Summary of Significant Accounting Policies (Textual)
Foreign exchange rate	697.76	697.76
Average cost to sale of assets	3.12%	2.20%
Percentage of net income	0.30	0.30
Right-of-use assets | $	$ 46,423
Financial market commisssion , description	On November 15, 2019, Commission for the Financial Market (FMC) authorized Banco Santander to acquire the 51% of the Santander Consumer Chile S.A. capital share from SK Berge (49%) and Banco Santander S.A. (2%). The sale was performed on November 27, 2019.
Incremental interest rate	1.70%
Transbank S.A. [Member]
Summary of Significant Accounting Policies (Textual)
Proportion of ownership interest in subsidiary	85.00%
CLF [Member]
Summary of Significant Accounting Policies (Textual)
Foreign exchange rate	28,309.94	27,565.79
Percenatge of inflation	2.70%	2.90%
USD [Member]
Summary of Significant Accounting Policies (Textual)
Foreign exchange rate | Segements	1	1
Banco Santander Spain [Member] | Santander-Chile Bank [Member]
Summary of Significant Accounting Policies (Textual)
Proportion of ownership interest in subsidiary	67.18%
Banco Santander Spain [Member] | Teatinos Siglo XXi inversiones Ltda [Member]
Summary of Significant Accounting Policies (Textual)
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Spain [Member] | Banco Santander-Chile [Member]
Summary of Significant Accounting Policies (Textual)
Proportion of ownership interest in subsidiary	99.50%